Annual Operating Expenses {- Target Volatility Portfolio} - 02.28 VIP Target Volatility Portfolio Service, Service 2 PRO-11 - Target Volatility Portfolio	Apr. 30, 2021
VIP Target Volatility Portfolio-Service VIP
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none	[1]
Acquired fund fees and expenses	0.48%
Total annual operating expenses	0.88%	[2]
Fee waiver and/or expense reimbursement	0.15%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.73%	[2]
VIP Target Volatility Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none	[1]
Acquired fund fees and expenses	0.48%
Total annual operating expenses	1.03%	[2]
Fee waiver and/or expense reimbursement	0.15%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.88%	[2]

[1]	(a)Based on historical expenses, adjusted to reflect current fees.
[2]	(b)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[3]

(c)Fidelity Management & Research Company LLC (FMR) has contractually agreed to waive 0.05% of the fund's management fee. This arrangement will remain in effect through April 30, 2022. In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for Service Class and Service Class 2. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as Service Class and Service Class 2 continue to be sold to unaffiliated insurance companies . If Service Class and Service Class 2 are no longer sold to unaffiliated insurance companies, FMR, in its sole discretion, may discontinue the arrangement.